Decommissioning Provision (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Balance - beginning of year	$ 1,797	$ 1,825
Accretion expense	40	36
Change in estimates	(3)	(64)
Balance - end of period	$ 1,834	$ 1,797